UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    7X7 Asset Management LLC
Address: 100 Pine Street
         Suite 1950
         San Francisco, CA  94111

13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas K. Lee
Title:     Manager
Phone:     (415) 249-6800

Signature, Place, and Date of Signing:

 /s/      Douglas K. Lee     San Francisco, CA/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $323,272 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED ENERGY INDS           COM              007973100     2491   180414 SH       SOLE                   180414        0        0
APPLE INC                      COM              037833100     4790     9000 SH       SOLE                     9000        0        0
APPLE INC                      COM              037833100     5322    10000 SH  CALL SOLE                    10000        0        0
APPLIED MATLS INC              COM              038222105     3718   325000 SH       SOLE                   325000        0        0
ARM HLDGS PLC                  SPONSORED ADR    042068106    12741   336800 SH  PUT  SOLE                   336800        0        0
BROADCOM CORP                  CL A             111320107     3321   100000 SH       SOLE                   100000        0        0
BROADCOM CORP                  CL A             111320107    25738   775000 SH  CALL SOLE                   775000        0        0
CISCO SYS INC                  COM              17275R102     2947   150000 SH       SOLE                   150000        0        0
CISCO SYS INC                  COM              17275R102    16703   850000 SH  CALL SOLE                   850000        0        0
DELL INC                       COM              24702R101     8112   800000 SH  CALL SOLE                   800000        0        0
DELL INC                       COM              24702R101     1369   135000 SH       SOLE                   135000        0        0
E M C CORP MASS                COM              268648102     5946   235000 SH       SOLE                   235000        0        0
E M C CORP MASS                COM              268648102    12650   500000 SH  CALL SOLE                   500000        0        0
FACEBOOK INC                   CL A             30303M102     7986   300000 SH       SOLE                   300000        0        0
ISHARES TR                     RUSSELL 2000     464287655    33728   400000 SH  CALL SOLE                   400000        0        0
JIVE SOFTWARE INC              COM              47760A108     2180   150000 SH       SOLE                   150000        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     2058    60000 SH       SOLE                    60000        0        0
LSI CORPORATION                COM              502161102     3712   525000 SH       SOLE                   525000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    10492  1445200 SH  CALL SOLE                  1445200        0        0
MONOLITHIC PWR SYS INC         COM              609839105     3342   150000 SH       SOLE                   150000        0        0
NANOMETRICS INC                COM              630077105     1501   104100 SH       SOLE                   104100        0        0
NVIDIA CORP                    COM              67066G104     7050   575000 SH       SOLE                   575000        0        0
QUALCOMM INC                   COM              747525103     8351   135000 SH       SOLE                   135000        0        0
SANDISK CORP                   COM              80004C101     6525   150000 SH       SOLE                   150000        0        0
SHUTTERFLY INC                 COM              82568P304     2091    70000 SH       SOLE                    70000        0        0
SHUTTERFLY INC                 COM              82568P304    10455   350000 SH  CALL SOLE                   350000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    85446   600000 SH  PUT  SOLE                   600000        0        0
SYNAPTICS INC                  COM              87157D109     3746   125000 SH       SOLE                   125000        0        0
VMWARE INC                     CL A COM         928563402     6590    70000 SH       SOLE                    70000        0        0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106     3859   224778 SH       SOLE                   224778        0        0
XILINX INC                     COM              983919101     5917   165000 SH       SOLE                   165000        0        0
YAHOO INC                      COM              984332106      498    25000 SH       SOLE                    25000        0        0
YAHOO INC                      COM              984332106     9950   500000 SH  CALL SOLE                   500000        0        0
ZYNGA INC                      CL A             98986T108     1947   825000 SH       SOLE                   825000        0        0